Expense Example	Dec. 18, 2025 USD ($)
Invesco Treasury Portfolio - Cash Management Class | Invesco Treasury Portfolio | Cash Management Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 27
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	160
Expense Example, with Redemption, 10 Years	365
Invesco Government & Agency Portfolio - Cash Management Class | Invesco Government & Agency Portfolio | Cash Management Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
Invesco Treasury Obligations Portfolio - Cash Management Class | Invesco Treasury Obligations Portfolio | Cash Management Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	160
Expense Example, with Redemption, 10 Years	365
Invesco Treasury Portfolio - CAVU Securities Class | Invesco Treasury Portfolio | CAVU Securities Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	65
Expense Example, with Redemption, 5 Years	115
Expense Example, with Redemption, 10 Years	265
Invesco Government & Agency Portfolio - CAVU Securities Class | Invesco Government & Agency Portfolio | CAVU Securities Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	16
Expense Example, with Redemption, 3 Years	52
Expense Example, with Redemption, 5 Years	90
Expense Example, with Redemption, 10 Years	205
Invesco Treasury Portfolio - Corporate Class | Invesco Treasury Portfolio | Corporate Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	22
Expense Example, with Redemption, 3 Years	74
Expense Example, with Redemption, 5 Years	132
Expense Example, with Redemption, 10 Years	303
Invesco Government & Agency Portfolio - Corporate Class | Invesco Government & Agency Portfolio | Corporate Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
Invesco Treasury Obligations Portfolio - Corporate Class | Invesco Treasury Obligations Portfolio | Corporate Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	22
Expense Example, with Redemption, 3 Years	74
Expense Example, with Redemption, 5 Years	132
Expense Example, with Redemption, 10 Years	303
Invesco Treasury Portfolio - Institutional Class | Invesco Treasury Portfolio | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	65
Expense Example, with Redemption, 5 Years	115
Expense Example, with Redemption, 10 Years	265
Invesco Government & Agency Portfolio - Institutional Class | Invesco Government & Agency Portfolio | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	16
Expense Example, with Redemption, 3 Years	52
Expense Example, with Redemption, 5 Years	90
Expense Example, with Redemption, 10 Years	205
Invesco Treasury Obligations Portfolio - Institutional Class | Invesco Treasury Obligations Portfolio | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	65
Expense Example, with Redemption, 5 Years	115
Expense Example, with Redemption, 10 Years	265
Invesco Treasury Portfolio - Personal Investment Class | Invesco Treasury Portfolio | Personal Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	419
Expense Example, with Redemption, 10 Years	939
Invesco Government & Agency Portfolio - Personal Investment Class | Invesco Government & Agency Portfolio | Personal Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
Invesco Treasury Obligations Portfolio - Personal Investment Class | Invesco Treasury Obligations Portfolio | Personal Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	419
Expense Example, with Redemption, 10 Years	939
Invesco Government & Agency Portfolio - Premier Class | Invesco Government & Agency Portfolio | Premier Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	12
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	86
Expense Example, with Redemption, 10 Years	201
Invesco Treasury Portfolio - Private Investment Class | Invesco Treasury Portfolio | Private Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	282
Expense Example, with Redemption, 10 Years	638
Invesco Government & Agency Portfolio - Private Investment Class | Invesco Government & Agency Portfolio | Private Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
Invesco Treasury Obligations Portfolio - Private Investment Class | Invesco Treasury Obligations Portfolio | Private Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	255
Expense Example, with Redemption, 10 Years	576
Invesco Treasury Portfolio - Reserve Class | Invesco Treasury Portfolio | Reserve Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	593
Expense Example, with Redemption, 10 Years	1,314
Invesco Government & Agency Portfolio - Reserve Class | Invesco Government & Agency Portfolio | Reserve Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
Invesco Treasury Obligations Portfolio - Reserve Class | Invesco Treasury Obligations Portfolio | Reserve Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	593
Expense Example, with Redemption, 10 Years	1,314
Invesco Treasury Portfolio - Resource Class | Invesco Treasury Portfolio | Resource Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	205
Expense Example, with Redemption, 10 Years	465
Invesco Government & Agency Portfolio - Resource Class | Invesco Government & Agency Portfolio | Resource Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
Invesco Treasury Obligations Portfolio - Resource Class | Invesco Treasury Obligations Portfolio | Resource Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	205
Expense Example, with Redemption, 10 Years	$ 465